Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Preferred Stock, par value (in Dollars per share)	$ 0	$ 0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in Dollars per share)	$ 0	$ 0.001
Common stock, shares authorized		612,000,000
Common stock, shares issued	18,341,294	6,555,305
Common stock, shares outstanding	18,341,294	6,555,305
Series A Preferred Stock [Member]
Preferred Stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	24,543,626
Preferred stock, shares issued	0	23,863,302
Preferred stock, shares outstanding	0	23,863,302
Preferred stock, liquidation value (in Dollars)		$ 14,556,614
Series B Preferred Stock [Member]
Preferred Stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	227,000,000
Preferred stock, shares issued	0	171,199,348
Preferred stock, shares outstanding	0	171,199,348
Preferred stock, liquidation value (in Dollars)		$ 8,559,967